Financial instruments and risk management - Capital management - Narrative (Details) £ in Millions	12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio	2.8
Adjusted Net Borrowings	£ 12,683
Post-employment benefit liabilities before tax	574	£ 749
Adjusted EBITDA	£ 4,527
Minimum
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio	2.5
Maximum
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio	3.0